UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-10221

                             AllianceBernstein Trust
               (Exact name of registrant as specified in charter)

                 1345 Avenue of the Americas, New York, New York
                 10105 (Address of principal executive offices)
                                   (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: November 30, 2004

                    Date of reporting period: August 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

PORTFOLIO OF INVESTMENTS
August 31, 2004 (unaudited)

Company                                                       Shares       U.S. $ Value
---------------------------------------------------------------------------------------
COMMON STOCKS-96.3%

Belgium - 1.4%
Delhaize Group                                               350,400    $    19,772,178
                                                                        ---------------

Brazil - 2.2%
Petroleo Brasileiro, SA (ADR)                                789,400         22,016,366
Votorantim Celulose e Papel, SA (ADR)                        279,600          9,822,348
                                                                        ---------------
                                                                             31,838,714
                                                                        ---------------

Canada - 7.5%
Alcan Inc.                                                   622,600         27,011,800
Bank of Nova Scotia                                        1,365,341         37,306,325
Magna International, Inc. Cl.A                               179,242         13,385,980
Manulife Financial Corp.                                     690,200         28,566,145
                                                                        ---------------
                                                                            106,270,250
                                                                        ---------------

China - 1.0%
China Petroleum & Chemical Corp.                          34,906,000         13,712,295
                                                                        ---------------

France - 15.1%
Arcelor                                                    2,996,520         51,427,591
Assurances Generales de France(a)                            598,230         34,376,579
BNP Paribas, SA                                              298,900         18,225,151
Compagnie de Saint-Gobain                                    457,440         23,139,373
Credit Agricole, SA(a)                                       518,000         13,129,738
Renault, SA(a)                                               356,000         28,719,452
Sanofi-Aventis                                               268,282         19,121,395
Sanofi-Synthelabo, SA                                         91,000          6,488,728
Societe Generale(a)                                          226,775         19,506,114
                                                                        ---------------
                                                                            214,134,121
                                                                        ---------------

Germany - 6.3%
Continental AG                                               811,600         42,344,798
Depfa Bank Plc                                               840,000         11,145,230
Hannover Rueckversicherungs-AG                               273,800          8,876,361
Heidelberger Zement AG                                       241,332         10,640,834
MAN AG(a)                                                    463,800         15,834,065
                                                                        ---------------
                                                                             88,841,288
                                                                        ---------------

Hungary - 1.4%
MOL Magyar Olaj-es Gazipari Rt                               287,100         12,548,012
MOL Magyar Olaj-es Gazipari Rt. (GDR)(a)(b)                  167,330          7,253,755
                                                                        ---------------
                                                                             19,801,767
                                                                        ---------------

Israel - 0.8%
Bank Hapoalim, Ltd.                                        4,151,378         11,264,354
                                                                        ---------------

Italy - 2.4%
ENI SpA(a)                                                 1,692,200         34,852,827
                                                                        ---------------


                              1       ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

Company                                                       Shares       U.S. $ Value
---------------------------------------------------------------------------------------
Japan - 18.6%
Aiful Corp.                                                  279,950         28,243,746
Canon, Inc.                                                1,025,000         49,333,838
Honda Motor Co., Ltd.                                        761,300         38,186,096
JFE Holdings, Inc.                                           885,000         24,333,864
Nippon Meat Packers, Inc.                                    953,000         11,389,849
Nissan Motor Co., Ltd.                                     2,501,000         27,426,201
Promise Co., Ltd.                                            424,750         27,194,092
Sumitomo Mitsui Financial Group, Inc.                          4,870         29,676,855
UFJ Holdings, Inc.(a)                                          5,490         27,895,628
                                                                        ---------------
                                                                            263,680,169
                                                                        ---------------

Mexico - 0.7%
Cemex SA de CV (ADR)                                         345,616          9,780,933
                                                                        ---------------

Netherlands - 3.8%
DSM NV                                                       354,875         17,348,064
ING Groep NV                                               1,490,000         36,586,620
                                                                        ---------------
                                                                             53,934,684
                                                                        ---------------

Singapore - 2.5%
Flextronics International, Ltd.(a)                           710,000          8,811,100
Singapore Telecommunications, Ltd.                        20,107,000         26,945,613
                                                                        ---------------
                                                                             35,756,713
                                                                        ---------------

South Korea - 5.3%
Hyundai Motor Co.                                            343,000         14,931,500
Kookmin Bank(a)                                              406,000         13,001,564
POSCO                                                        221,400         31,752,927
Shinhan Financial Group Co., Ltd.                            879,700         14,951,848
                                                                        ---------------
                                                                             74,637,839
                                                                        ---------------

Spain - 3.0%
ACS, Actividades de Construccion y Servicios, SA             849,519         14,509,378
Repsol YPF, SA(a)                                          1,355,000         28,152,795
                                                                        ---------------
                                                                             42,662,173
                                                                        ---------------

Sweden - 1.8%
Svenska Cellulosa AB Series B                                688,800         25,987,165
                                                                        ---------------

Switzerland - 1.6%
Credit Suisse Group(a)                                       722,000         22,633,757
                                                                        ---------------

Taiwan - 3.4%
Compal Electronics, Inc.(a)(b)                             5,379,020         25,281,395
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)         2,963,125         22,371,594
                                                                        ---------------
                                                                             47,652,989
                                                                        ---------------

Thailand - 0.6%
PTT Public Co., Ltd.                                       2,220,500          8,002,763
                                                                        ---------------


                              2       ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

Company                                                       Shares       U.S. $ Value
---------------------------------------------------------------------------------------
United Kingdom - 16.9%
Aviva Plc                                                  2,930,058         28,176,077
BP Plc                                                     3,970,000         35,352,509
George Wimpey Plc                                          1,210,000          9,162,089
GlaxoSmithKline Plc                                        1,373,200         28,061,177
InterContinental Hotels Group Plc                          1,401,864         14,349,200
Persimmon Plc                                                627,998          7,599,086
RMC Group Plc                                              2,235,100         25,729,312
Royal & Sun Alliance Insurance Group Plc                   1,775,500          2,277,968
Taylor Woodrow Plc                                         1,695,000          8,385,265
Vodafone Group Plc                                        11,960,346         27,284,520
Whitbread Plc                                              1,658,450         24,447,368
Xstrata Plc                                                1,960,000         28,597,098
                                                                        ---------------
                                                                            239,421,669
                                                                        ---------------

Total Common Stocks
(cost $1,118,077,294)                                                     1,364,638,648
                                                                        ---------------

                                                           Principal
                                                              Amount
                                                               (000)

SHORT-TERM INVESTMENT-1.9%

Time Deposit - 1.9%
State Street Euro Dollar
0.85%, 9/01/04
(cost $26,491,000)                                        $   26,491         26,491,000
                                                                        ---------------

Total Investments - 98.2%
(cost $1,144,568,294)                                                     1,391,129,648
Other assets less liabilities - 1.8%(c)                                      25,604,858
                                                                        ---------------
Net Assets - 100%                                                       $ 1,416,734,506
                                                                        ---------------

FINANCIAL FUTURES CONTRACTS PURCHASED

                                                                                Value at        Unrealized
                                 Number of      Expiration        Original     August 31,     Appreciation/
Type                             Contracts         Month           Value          2004        (Depreciation)
============================================================================================================
British Pound FTSE 100 Index         70       September 2004      $ 5,476,722   $5,646,169      $  169,447
EURO STOXX 50                       770       September 2004       25,649,034   25,141,877        (507,157)
                                                                                                -----------
Total                                                                                           $ (337,710)
                                                                                                -----------

(a)   Non-income producing security.
(b) Securities are exempt from Registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2004, the market value of these securities amounted to $32,535,150 or 2.3% of net assets.
(c) An amount of U.S. $1,810,548 has been segregated as collateral for the financial futures contracts outstanding at August 31, 2004.

      Glossary of Terms:

      ADR - American Depositary Receipt
      GDR - Global Depositary Receipt


                              3       ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

SECTOR BREAKDOWN*

        29.7% Finance
        15.6% Industrial Commodities
        13.0% Capital Equipment
        11.6% Energy
         7.8% Construction & Housing
         7.6% Technology/Electronics
         3.9% Telecommunications
         3.9% Medical
         2.8% Consumer Cyclical
         2.2% Consumer Staples

         1.9% Short-Term

* All data as of August 31, 2004. The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.


                              4       ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.       DESCRIPTION OF EXHIBIT

      11(a)(1)          Certification of Principal Executive Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)          Certification of Principal Financial Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Trust

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: October 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: October 28, 2004

By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: October 28, 2004